Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Condensed Statements of Income	Summary Statements of Income

	Years Ended December. 31,
	2013	2012
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$353	372

Net income	$353	372

Summary of Balance Sheets

Summary Balance Sheets

	December. 31, 2013	December. 31, 2012

Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary of Statement of Stockholder's Equity

Summary Statements of Stockholder’s Equity

	Trust Preferred Securities	Common Stock	Retained Earnings	Total Stockholder’s Equity
Beginning balances, January 1, 2013	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	353	353
Dividends:
Trust preferred securities	—	—	(342)	(342)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(11)	(11)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2013	$10,000	310	—	10,310

HopFed [Member]
Summary of Condensed Statements of Income

Condensed Statements of Income:

	2013	2012	2011
Interest and dividend income:
Dividend income from subsidiary bank	$5,500	6,000	—
Income on agency securities	—	56	—

Total interest and dividend income	5,500	6,056	—

Interest expense	733	745	742
Non-interest expenses	684	584	423

Total expenses	1,417	1,329	1,165

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	4,083	4,727	(1,165)
Income tax benefits	(496)	(367)	(316)

Income (loss) before equity in undistributed earnings of subsidiary	4,579	5,094	(849)
Equity in (distributions in excess of) earnings of subsidiary	(817)	(1,025)	3,769

Net income	3,762	4,069	2,920
Preferred stock dividend and warrant accretion	—	(1,229)	(1,031)

Income available to common shareholders	$3,762	$2,840	1,889